PER SHARE AMOUNTS (Details) - CAD CAD / shares in Units, shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Per Share Amounts [Abstract]
Net earnings (loss)	CAD 62,258	CAD (160,051)
Basic weighted average shares outstanding ('000s)	120,582	115,695
Dilutive impact of VIP ('000s)	1,826	0
Diluted weighted average shares outstanding ('000s)	122,408	115,695
Basic earnings per share	CAD 0.52	CAD (1.38)
Diluted earnings per share	CAD 0.51	CAD (1.38)